COMBINED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
COMBINED FINANCIAL INFORMATION
COMBINED FINANCIAL INFORMATION
20. COMBINED FINANCIAL INFORMATION
The combined financial statements include the financial position and results of operations and cash flows of each of Granite REIT and Granite GP. Below is a summary of the financial information for each entity along with the elimination entries and other adjustments that aggregate to the combined financial statements:

Balance Sheet	As at December 31, 2020
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$5,855,583			$5,855,583
Investment in Granite LP (1)	—	25	(25)	—
Other non-current assets	46,046			46,046
	5,901,629	25	(25)	5,901,629

Current assets:
Other current assets	14,546	17		14,563
Intercompany receivable (2)	—	13,792	(13,792)	—
Cash and cash equivalents	830,455	825		831,280
Total assets	$6,746,630	14,659	(13,817)	$6,747,472

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$1,928,252			$1,928,252
Other non-current liabilities	523,096			523,096
	2,451,348			2,451,348

Current liabilities:
Unsecured debt, net	249,870			249,870
Intercompany payable (2)	13,792		(13,792)	—
Other current liabilities	109,416	14,634		124,050
Total liabilities	2,824,426	14,634	(13,792)	2,825,268

Equity:
Stapled unitholders’ equity	3,920,044	25		3,920,069
Non-controlling interests	2,160		(25)	2,135
Total liabilities and equity	$6,746,630	14,659	(13,817)	$6,747,472

(1)	Granite REIT Holdings Limited Partnership (“Granite LP”) is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2019
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$4,457,899			$4,457,899
Investment in Granite LP (1)	—	21	(21)	—
Other non-current assets	24,216			24,216
	4,482,115	21	(21)	4,482,115

Current assets:
Other current assets	23,144	20		23,164
Intercompany receivable (2)	—	11,828	(11,828)	—
Cash and cash equivalents	298,385	292		298,677
Total assets	$4,803,644	12,161	(11,849)	$4,803,956

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$1,186,994			$1,186,994
Other non-current liabilities	383,763			383,763
	1,570,757			1,570,757

Current liabilities:
Intercompany payable (2)	11,828		(11,828)	—
Other current liabilities	72,949	12,140		85,089
Total liabilities	1,655,534	12,140	(11,828)	1,655,846

Equity:
Stapled unitholders’ equity	3,146,122	21		3,146,143
Non-controlling interests	1,988		(21)	1,967
Total liabilities and equity	$4,803,644	12,161	(11,849)	$4,803,956

(1)	Granite LP is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Income Statement	Year Ended December 31, 2020
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$340,199			$340,199

General and administrative expenses	32,203			32,203
Interest expense and other financing costs	35,839			35,839
Other costs and expenses, net	42,272			42,272
Share of (income) loss of Granite LP	—	(4)	4	—
Fair value gains on investment properties, net	(273,437)			(273,437)
Fair value losses on financial instruments, net	3,402			3,402
Loss on sale of investment properties	901			901
Income before income taxes	499,019	4	(4)	499,019
Income tax expense	69,092			69,092
Net income	429,927	4	(4)	429,927
Less net income attributable to non-controlling interests	127		(4)	123
Net income attributable to stapled unitholders	$429,800	4	—	$429,804

Income Statement	Year Ended December 31, 2019
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$273,678			$273,678

General and administrative expenses	31,419			31,419
Interest expense and other financing costs	29,941			29,941
Other costs and expenses, net	30,965			30,965
Share of (income) loss of Granite LP	—	(4)	4	—
Fair value gains on investment properties, net	(245,442)			(245,442)
Fair value gains on financial instruments, net	(1,192)			(1,192)
Loss on sale of investment properties	3,045			3,045
Income before income taxes	424,942	4	(4)	424,942
Income tax expense	42,667			42,667
Net income	382,275	4	(4)	382,275
Less net income attributable to non-controlling interests	200		(4)	196
Net income attributable to stapled unitholders	$382,075	4	—	$382,079

Statement of Cash Flows	Year Ended December 31, 2020
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES

Net income	$429,927	4	(4)	$429,927
Items not involving operating cash flows	(199,581)	(4)	4	(199,581)
Changes in working capital balances	16,108	533		16,641
Other operating activities	(2,666)			(2,666)
Cash provided by operating activities	243,788	533	—	244,321

INVESTING ACTIVITIES
Property acquisitions	(1,045,659)			(1,045,659)
Proceeds from disposals, net	42,508			42,508
Investment property capital additions
— Maintenance or improvements	(5,376)			(5,376)
— Developments or expansions	(49,598)			(49,598)
— Costs to complete acquired property	(8,622)			(8,622)
Other investing activities	(75)			(75)
Cash used in investing activities	(1,066,822)	—	—	(1,066,822)

FINANCING ACTIVITIES
Distributions paid	(163,064)			(163,064)
Other financing activities	1,521,261			1,521,261
Cash provided by financing activities	1,358,197	—	—	1,358,197
Effect of exchange rate changes	(3,093)			(3,093)
Net increase in cash and cash equivalents during the year	$532,070	533	—	$532,603

Statement of Cash Flows	Year Ended December 31, 2019
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES

Net income	$382,275	4	(4)	$382,275
Items not involving operating cash flows	(196,583)	(4)	4	(196,583)
Changes in working capital balances	(2,423)	(522)		(2,945)
Other operating activities	684			684
Cash provided by (used in) operating activities	183,953	(522)	—	183,431

INVESTING ACTIVITIES
Property acquisitions	(930,878)			(930,878)
Proceeds from disposals, net	85,536			85,536
Investment property capital additions
— Maintenance or improvements	(2,889)			(2,889)
— Developments or expansions	(27,407)			(27,407)
Other investing activities	(456)			(456)
Cash used in investing activities	(876,094)	—	—	(876,094)

FINANCING ACTIVITIES
Distributions paid	(136,897)			(136,897)
Other financing activities	480,422			480,422
Cash provided by financing activities	343,525	—	—	343,525
Effect of exchange rate changes	(10,431)			(10,431)
Net decrease in cash and cash equivalents during the year	$(359,047)	(522)	—	$(359,569)